Statements of Operations - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Operating costs	$ 384,857	$ 1,124,693
Loss from operations	(384,857)	(1,124,693)
Other income:
Changes in fair value of warrant liabilities	(3,053,000)	(52,152,000)
Interest income on marketable securities held in Trust Account	1,197,637	1,479,986
Issuance costs allocated to warrant liabilities	(484,024)
Unrealized gain on marketable securities held in Trust Account	17,194	1,830
Other (expense), net	(2,322,193)	(50,670,184)
Loss before income taxes	(2,707,050)	(51,794,877)
Provision for income taxes	(174,295)	(165,946)
Net loss	$ (2,881,345)	$ (51,960,823)
Weighted average common shares subject to possible redemption outstanding, basic and diluted	10,207,641	20,151,440
Basic and diluted income per common share subject to possible redemption	$ 0.08	$ 0.04
Weighted average shares outstanding, basic and diluted	6,111,484	8,598,542
Basic and diluted net loss per non-redeemable common share	$ (0.61)	$ (6.13)